Document and Entity Information	Sep. 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2021
Entity Registrant Name	MEDALLIA, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38982
Entity Tax Identification Number	77-0558353
Entity Address, Address Line One	575 Market Street
Entity Address, Address Line Two	Suite 1850
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	605
Local Phone Number	321-3000
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001540184
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MDLA
Security Exchange Name	NYSE